Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2013
Subsidiary guarantee information
Condensed consolidating statements of operations
Condensed consolidating statements of operations

in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,553	12,468		19,021	62		473		19,556
Interest expense	(3,899)	(7,407)		(11,306)	(60)		(75)		(11,441)
Net interest income	2,654	5,061		7,715	2		398		8,115
Commissions and fees	3,756	9,302		13,058	4		164		13,226
Trading revenues	(507)	3,271		2,764	(23)		(2)		2,739
Other revenues	1,361	432		1,793	2,288	[2]	(2,305)		1,776
Net revenues	7,264	18,066		25,330	2,271		(1,745)		25,856
Provision for credit losses	4	89		93	0		74		167
Compensation and benefits	3,380	7,807		11,187	59		10		11,256
General and administrative expenses	2,843	5,811		8,654	(135)		80		8,599
Commission expenses	227	1,499		1,726	1		11		1,738
Total other operating expenses	3,070	7,310		10,380	(134)		91		10,337
Total operating expenses	6,450	15,117		21,567	(75)		101		21,593
Income/(loss) from continuing operations before taxes	810	2,860		3,670	2,346		(1,920)		4,096
Income tax expense	14	1,163		1,177	20		79		1,276
Income/(loss) from continuing operations	796	1,697		2,493	2,326		(1,999)		2,820
Income from discontinued operations, net of tax	66	79		145	0		0		145
Net income/(loss)	862	1,776		2,638	2,326		(1,999)		2,965
Net income/(loss) attributable to noncontrolling interests	575	285		860	0		(221)		639
Net income/(loss) attributable to shareholders	287	1,491		1,778	2,326		(1,778)		2,326
of which from continuing operations	221	1,412		1,633	2,326		(1,778)		2,181
of which from discontinued operations	66	79		145	0		0		145
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	862	1,776		2,638	2,326	(1,999)		2,965
Gains/(losses) on cash flow hedges	0	2		2	16	0		18
Foreign currency translation	(648)	(1,567)		(2,215)	0	1,194		(1,021)
Unrealized gains/(losses) on securities	(2)	(16)		(18)	0	(14)		(32)
Actuarial gains/(losses)	138	(181)		(43)	0	1,087		1,044
Net prior service credit/(cost)	0	0		0	0	(95)		(95)
Other comprehensive income/(loss), net of tax	(512)	(1,762)		(2,274)	16	2,172		(86)
Comprehensive income/(loss)	350	14		364	2,342	173		2,879
Comprehensive income/(loss) attributable to noncontrolling interests	471	353		824	0	(299)		525
Comprehensive income/(loss) attributable to shareholders	(121)	(339)		(460)	2,342	472		2,354
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)

in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,584	13,960		21,544	81		465		22,090
Interest expense	(4,472)	(10,262)		(14,734)	(79)		(134)		(14,947)
Net interest income	3,112	3,698		6,810	2		331		7,143
Commissions and fees	3,940	8,609		12,549	(12)		187		12,724
Trading revenues	1,638	(309)		1,329	1		(134)		1,196
Other revenues	861	1,629		2,490	1,319	[2]	(1,261)		2,548
Net revenues	9,551	13,627		23,178	1,310		(877)		23,611
Provision for credit losses	(5)	93		88	0		82		170
Compensation and benefits	3,601	8,618		12,219	56		28		12,303
General and administrative expenses	2,130	5,074		7,204	(101)		143		7,246
Commission expenses	252	1,433		1,685	1		16		1,702
Total other operating expenses	2,382	6,507		8,889	(100)		159		8,948
Total operating expenses	5,983	15,125		21,108	(44)		187		21,251
Income/(loss) from continuing operations before taxes	3,573	(1,591)		1,982	1,354		(1,146)		2,190
Income tax expense/(benefit)	1,333	(886)		447	5		13		465
Income/(loss) from continuing operations	2,240	(705)		1,535	1,349		(1,159)		1,725
Income from discontinued operations, net of tax	17	(57)		(40)	0		0		(40)
Net income/(loss)	2,257	(762)		1,495	1,349		(1,159)		1,685
Net income/(loss) attributable to noncontrolling interests	281	(881)		(600)	0		936		336
Net income/(loss) attributable to shareholders	1,976	119		2,095	1,349		(2,095)		1,349
of which from continuing operations	1,959	176		2,135	1,349		(2,095)		1,389
of which from discontinued operations	17	(57)		(40)	0		0		(40)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	2,257	(762)		1,495	1,349	(1,159)		1,685
Gains/(losses) on cash flow hedges	0	7		7	30	0		37
Foreign currency translation	(575)	(658)		(1,233)	1	118		(1,114)
Unrealized gains/(losses) on securities	2	(45)		(43)	0	28		(15)
Actuarial gains/(losses)	20	38		58	0	(108)		(50)
Net prior service credit/(cost)	(2)	1		(1)	0	249		248
Other comprehensive income/(loss), net of tax	(555)	(657)		(1,212)	31	287		(894)
Comprehensive income/(loss)	1,702	(1,419)		283	1,380	(872)		791
Comprehensive income/(loss) attributable to noncontrolling interests	186	(997)		(811)	0	1,022		211
Comprehensive income/(loss) attributable to shareholders	1,516	(422)		1,094	1,380	(1,894)		580
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)

in 2011	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,580	14,831		22,411	161		404		22,976
Interest expense	(4,687)	(11,717)		(16,404)	(153)		7		(16,550)
Net interest income	2,893	3,114		6,007	8		411		6,426
Commissions and fees	3,368	8,992		12,360	9		269		12,638
Trading revenues	(1,665)	6,406		4,741	1		279		5,021
Other revenues	1,310	435		1,745	1,888	[2]	(1,827)		1,806
Net revenues	5,906	18,947		24,853	1,906		(868)		25,891
Provision for credit losses	7	116		123	0		64		187
Compensation and benefits	3,665	9,311		12,976	80		(55)		13,001
General and administrative expenses	1,718	5,610		7,328	(135)		100		7,293
Commission expenses	263	1,652		1,915	1		23		1,939
Total other operating expenses	1,981	7,262		9,243	(134)		123		9,232
Total operating expenses	5,646	16,573		22,219	(54)		68		22,233
Income/(loss) from continuing operations before taxes	253	2,258		2,511	1,960		(1,000)		3,471
Income tax expense/(benefit)	(287)	731		444	7		205		656
Income/(loss) from continuing operations	540	1,527		2,067	1,953		(1,205)		2,815
Income/(loss) from discontinued operations, net of tax	17	(42)		(25)	0		0		(25)
Net income/(loss)	557	1,485		2,042	1,953		(1,205)		2,790
Net income/(loss) attributable to noncontrolling interests	734	167		901	0		(64)		837
Net income/(loss) attributable to shareholders	(177)	1,318		1,141	1,953		(1,141)		1,953
of which from continuing operations	(194)	1,360		1,166	1,953		(1,141)		1,978
of which from discontinued operations	17	(42)		(25)	0		0		(25)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2011	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	557	1,485		2,042	1,953	(1,205)		2,790
Gains/(losses) on cash flow hedges	0	(32)		(32)	(1)	0		(33)
Foreign currency translation	50	(343)		(293)	1	29		(263)
Unrealized gains/(losses) on securities	0	(3)		(3)	0	(15)		(18)
Actuarial gains/(losses)	(79)	221		142	0	(757)		(615)
Net prior service credit/(cost)	0	(1)		(1)	0	396		395
Other comprehensive income/(loss), net of tax	(29)	(158)		(187)	0	(347)		(534)
Comprehensive income/(loss)	528	1,327		1,855	1,953	(1,552)		2,256
Comprehensive income/(loss) attributable to noncontrolling interests	775	165		940	0	(58)		882
Comprehensive income/(loss) attributable to shareholders	(247)	1,162		915	1,953	(1,494)		1,374
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
Condensed consolidating balance sheets

end of 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,787	63,290		68,077	795	(180)		68,692
Interest-bearing deposits with banks	81	3,304		3,385	0	(1,870)		1,515
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	127,153	32,860		160,013	0	9		160,022
Securities received as collateral	23,479	(679)		22,800	0	0		22,800
Trading assets	73,580	156,156		229,736	0	(323)		229,413
Investment securities	2	1,625		1,627	1,481	(121)		2,987
Other investments	5,116	5,091		10,207	42,570	(42,448)		10,329
Net loans	19,955	211,202		231,157	3,185	12,712		247,054
Premises and equipment	891	4,004		4,895	0	196		5,091
Goodwill	658	6,463		7,121	0	878		7,999
Other intangible assets	78	132		210	0	0		210
Brokerage receivables	25,667	26,377		52,044	0	1		52,045
Other assets	18,104	43,452		61,556	243	1,266		63,065
Assets of discontinued operations held-for-sale	11	1,573		1,584	0	0		1,584
Total assets	299,562	554,850		854,412	48,274	(29,880)		872,806
Liabilities and equity (CHF million)
Due to banks	251	22,896		23,147	3,242	(3,281)		23,108
Customer deposits	1	321,850		321,851	0	11,238		333,089
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	98,600	(4,568)		94,032	0	0		94,032
Obligation to return securities received as collateral	23,479	(679)		22,800	0	0		22,800
Trading liabilities	14,304	62,508		76,812	0	(177)		76,635
Short-term borrowings	42,842	(22,649)		20,193	0	0		20,193
Long-term debt	31,300	95,341		126,641	2,784	617		130,042
Brokerage payables	55,749	17,405		73,154	0	0		73,154
Other liabilities	11,284	39,795		51,079	84	284		51,447
Liabilities of discontinued operations held-for-sale	19	1,121		1,140	0	0		1,140
Total liabilities	277,829	533,020		810,849	6,110	8,681		825,640
Total shareholders' equity	18,583	21,409		39,992	42,164	(39,992)		42,164
Noncontrolling interests	3,150	421		3,571	0	1,431		5,002
Total equity	21,733	21,830		43,563	42,164	(38,561)		47,166

Total liabilities and equity	299,562	554,850		854,412	48,274	(29,880)		872,806
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets (continued)

end of 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,523	56,853		61,376	19	368		61,763
Interest-bearing deposits with banks	82	3,637		3,719	0	(1,774)		1,945
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	130,175	53,271		183,446	0	9		183,455
Securities received as collateral	34,980	(4,935)		30,045	0	0		30,045
Trading assets	87,974	168,628		256,602	0	(203)		256,399
Investment securities	22	1,917		1,939	0	1,559		3,498
Other investments	6,252	5,564		11,816	35,088	(34,882)		12,022
Net loans	22,945	204,553		227,498	4,459	10,266		242,223
Premises and equipment	1,062	4,354		5,416	0	202		5,618
Goodwill	581	6,929		7,510	0	879		8,389
Other intangible assets	77	166		243	0	0		243
Brokerage receivables	20,672	25,096		45,768	0	0		45,768
Other assets	15,993	56,789		72,782	173	(43)		72,912
Total assets	325,338	582,822		908,160	39,739	(23,619)		924,280
Liabilities and equity (CHF million)
Due to banks	164	30,410		30,574	3,753	(3,313)		31,014
Customer deposits	1	297,689		297,690	0	10,622		308,312
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	130,411	2,310		132,721	0	0		132,721
Obligation to return securities received as collateral	34,980	(4,935)		30,045	0	0		30,045
Trading liabilities	23,332	67,759		91,091	0	(275)		90,816
Short-term borrowings	22,157	(7,319)		14,838	0	3,803		18,641
Long-term debt	35,485	111,512		146,997	437	700		148,134
Brokerage payables	44,401	20,275		64,676	0	0		64,676
Other liabilities	12,927	44,440		57,367	51	219		57,637
Total liabilities	303,858	562,141		865,999	4,241	11,756		881,996
Total shareholders' equity	17,970	16,797		34,767	35,498	(34,767)		35,498
Noncontrolling interests	3,510	3,884		7,394	0	(608)		6,786
Total equity	21,480	20,681		42,161	35,498	(35,375)		42,284

Total liabilities and equity	325,338	582,822		908,160	39,739	(23,619)		924,280
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
Condensed consolidating statements of cash flows

in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	6,126	15,912		22,038	400	[2]	(364)		22,074
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	444		443	0		95		538
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(594)	17,714		17,120	0		0		17,120
Purchase of investment securities	0	(676)		(676)	(1,402)		1,401		(677)
Proceeds from sale of investment securities	23	153		176	0		0		176
Maturities of investment securities	0	673		673	0		159		832
Investments in subsidiaries and other investments	232	(1,570)		(1,338)	(2,458)		2,004		(1,792)
Proceeds from sale of other investments	2,139	1,026		3,165	481		91		3,737
(Increase)/decrease in loans	2,456	(10,306)		(7,850)	1,228		(2,504)		(9,126)
Proceeds from sales of loans	0	1,483		1,483	0		0		1,483
Capital expenditures for premises and equipment and other intangible assets	(238)	(657)		(895)	0		(8)		(903)
Proceeds from sale of premises and equipment and other intangible assets	0	9		9	0		0		9
Other, net	(87)	202		115	0		7		122
Net cash provided by/(used in) investing activities of continuing operations	3,930	8,495		12,425	(2,151)		1,245		11,519
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	95	22,252		22,347	(500)		616		22,463
Increase/(decrease) in short-term borrowings	22,124	(16,122)		6,002	0		0		6,002
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(29,400)	(6,947)		(36,347)	0		0		(36,347)
Issuances of long-term debt	687	37,227		37,914	2,292		(1,116)		39,090
Repayments of long-term debt	(3,482)	(52,830)		(56,312)	0		1,177		(55,135)
Issuances of common shares	0	0		0	976		0		976
Sale of treasury shares	0	0		0	58		9,706		9,764
Repurchase of treasury shares	0	0		0	(217)		(9,985)		(10,202)
Dividends paid	0	(305)		(305)	(154)		(105)		(564)
Excess tax benefits related to share-based compensation	0	0		0	1		(1)		0
Other, net	258	923		1,181	75		(1,724)		(468)
Net cash provided by/(used in) financing activities of continuing operations	(9,718)	(15,802)		(25,520)	2,531		(1,432)		(24,421)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(74)	(1,141)		(1,215)	(4)		3		(1,216)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	0	(1,027)		(1,027)	0		0		(1,027)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	264	6,437		6,701	776		(548)		6,929

Cash and due from banks at beginning of period	4,523	56,853		61,376	19		368		61,763
Cash and due from banks at end of period	4,787	63,290		68,077	795		(180)		68,692
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 161 million and CHF 208 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)

in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(4,312)	(7,671)		(11,983)	357	[2]	(1,042)		(12,668)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(2)	317		315	0		(131)		184
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	22,780	24,153		46,933	0		19		46,952
Purchase of investment securities	0	(276)		(276)	0		(204)		(480)
Proceeds from sale of investment securities	0	936		936	0		0		936
Maturities of investment securities	0	1,442		1,442	0		184		1,626
Investments in subsidiaries and other investments	34	(1,981)		(1,947)	(3,584)		3,492		(2,039)
Proceeds from sale of other investments	1,922	996		2,918	110		76		3,104
(Increase)/decrease in loans	1,075	(11,326)		(10,251)	1,154		(1,925)		(11,022)
Proceeds from sales of loans	0	1,090		1,090	0		0		1,090
Capital expenditures for premises and equipment and other intangible assets	(364)	(863)		(1,227)	0		(15)		(1,242)
Proceeds from sale of premises and equipment and other intangible assets	16	10		26	0		0		26
Other, net	235	3,441		3,676	28		(21)		3,683
Net cash provided by/(used in) investing activities of continuing operations	25,696	17,939		43,635	(2,292)		1,475		42,818
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	78	(14,532)		(14,454)	(1,015)		2,902		(12,567)
Increase/(decrease) in short-term borrowings	5,508	(17,151)		(11,643)	0		3,803		(7,840)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,167)	(19,791)		(39,958)	0		0		(39,958)
Issuances of long-term debt	879	36,338		37,217	10		1,178		38,405
Repayments of long-term debt	(5,094)	(49,371)		(54,465)	(1,149)		(322)		(55,936)
Issuances of common shares	0	0		0	1,930		0		1,930
Sale of treasury shares	0	0		0	367		7,988		8,355
Repurchase of treasury shares	0	0		0	(495)		(8,364)		(8,859)
Dividends paid	0	(321)		(321)	(944)		(31)		(1,296)
Excess tax benefits related to share-based compensation	0	42		42	0		(42)		0
Other, net	(1,714)	5,317		3,603	3,180		(6,389)		394
Net cash provided by/(used in) financing activities of continuing operations	(20,510)	(59,469)		(79,979)	1,884		723		(77,372)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(105)	(1,070)		(1,175)	57		(124)		(1,242)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	6	(352)		(346)	0		0		(346)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	775	(50,623)		(49,848)	6		1,032		(48,810)

Cash and due from banks at beginning of period	3,748	107,476		111,224	13		(664)		110,573
Cash and due from banks at end of period	4,523	56,853		61,376	19		368		61,763
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 166 million and CHF 46 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)

in 2011	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	11,286	25,809		37,095	431	[2]	1,096		38,622
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(1,019)		(1,020)	0		288		(732)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(20,567)	5,886		(14,681)	0		(540)		(15,221)
Purchase of investment securities	0	(1,232)		(1,232)	0		(310)		(1,542)
Proceeds from sale of investment securities	0	2,118		2,118	0		0		2,118
Maturities of investment securities	0	2,294		2,294	0		168		2,462
Investments in subsidiaries and other investments	(1,032)	(378)		(1,410)	(101)		(271)		(1,782)
Proceeds from sale of other investments	4,357	1,967		6,324	9		451		6,784
(Increase)/decrease in loans	6,326	(21,139)		(14,813)	547		(2,971)		(17,237)
Proceeds from sales of loans	0	689		689	0		0		689
Capital expenditures for premises and equipment and other intangible assets	(477)	(1,250)		(1,727)	0		(12)		(1,739)
Proceeds from sale of premises and equipment and other intangible assets	0	11		11	0		0		11
Other, net	2	187		189	0		33		222
Net cash provided by/(used in) investing activities of continuing operations	(11,392)	(11,866)		(23,258)	455		(3,164)		(25,967)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(27)	27,456		27,429	(1,514)		1,825		27,740
Increase/(decrease) in short-term borrowings	(21,801)	25,899		4,098	0		0		4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30,267	(23,085)		7,182	0		0		7,182
Issuances of long-term debt	3,395	30,255		33,650	10		574		34,234
Repayments of long-term debt	(9,974)	(26,617)		(36,591)	(489)		(47)		(37,127)
Issuances of common shares	44	(46)		(2)	1,129		0		1,127
Sale of treasury shares	0	615		615	550		10,688		11,853
Repurchase of treasury shares	0	(612)		(612)	(201)		(10,977)		(11,790)
Dividends paid	0	(481)		(481)	(1,560)		93		(1,948)
Other, net	(4,184)	1,405		(2,779)	617		(346)		(2,508)
Net cash provided by/(used in) financing activities of continuing operations	(2,280)	34,789		32,509	(1,458)		1,810		32,861
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(105)	(586)		(691)	567		(508)		(632)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	21	201		222	0		0		222
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(2,470)	48,347		45,877	(5)		(766)		45,106

Cash and due from banks at beginning of period	6,218	59,129		65,347	18		102		65,467
Cash and due from banks at end of period	3,748	107,476		111,224	13		(664)		110,573
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 162 million and CHF 188 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.